Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Information by segment and main country [Line Items]
Revenue	€ 18,169	€ 17,827	€ 17,156
Netherlands [Member]
Information by segment and main country [Line Items]
Revenue	2,390	2,021	1,860
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,624	1,746	1,934
United States of America [Member]
Information by segment and main country [Line Items]
Revenue	7,178	7,226	6,403
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	11,410	12,087	12,615
China [Member]
Information by segment and main country [Line Items]
Revenue	1,408	1,239	1,400
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	234	260	258
Japan [Member]
Information by segment and main country [Line Items]
Revenue	941	1,011	1,068
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	407	436	480
Germany [Member]
Information by segment and main country [Line Items]
Revenue	573	642	970
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	348	323	305
Other countries [Member]
Information by segment and main country [Line Items]
Revenue	5,679	5,688	4,150
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,527	1,550	693
Foreign countries [member]
Information by segment and main country [Line Items]
Revenue	18,169	17,827	17,156
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 15,550	€ 16,402	16,986
France [Member]
Information by segment and main country [Line Items]
Revenue			446
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts			49
India [Member]
Information by segment and main country [Line Items]
Revenue			431
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts			85
United Kingdom of Great Britain and Northern Ireland [Member]
Information by segment and main country [Line Items]
Revenue			426
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts			€ 567